Quarterly Financial Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Quarterly Financial Results [Abstract]
Net sales	$ 232,585	$ 233,292	$ 233,244	$ 219,378	$ 227,870	$ 191,944	$ 188,256	$ 182,401	$ 918,499	$ 790,471	$ 718,175
Gross profit	192,404	192,244	193,155	181,014	190,354	157,359	153,391	148,573	758,817	649,677	590,740
Net income (loss)	$ 23,967	$ 25,609	$ 25,416	$ 19,680	$ 21,300	$ 19,498	$ 19,301	$ 16,537	$ 94,672	$ 76,636	$ 79,024
Basic	$ 1.89	$ 1.99	$ 1.99	$ 1.56	$ 1.75	$ 1.51	$ 1.40	$ 1.19	$ 7.44	$ 5.80	$ 5.77
Diluted	$ 1.83	$ 1.92	$ 1.92	$ 1.50	$ 1.65	$ 1.47	$ 1.36	$ 1.15	$ 7.18	$ 5.60	$ 5.56